Operating Expenses - Summary of Reconciliation Between Audit and Non-Audit Service Fees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditor's remuneration [abstract]
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	£ 6	£ 7	£ 6
Non-audit fees	2	2	4
Total	£ 8	£ 9	£ 10